NON-CONTROLLING INTERESTS - Material Partly-owned Subsidiary (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Telkomsel
Noncontrolling Interests
Ownership interest	30.10%	35.00%
Mitratel
Noncontrolling Interests
Ownership interest	28.16%	28.15%